NON-WHOLLY-OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries
The following table presents details of wholly-owned subsidiaries of the partnership as of December 31, 2023 and 2022:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2023	2022	2023	2022
Business services
Construction operation	Multiplex Global Limited	United Kingdom	100%	100%	100%	100%
The following table presents details of material non-wholly owned subsidiaries of the partnership as of December 31, 2023 and 2022:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2023	2022	2023	2022
Business services
Road fuels operation	Greenergy Fuels Holding Limited	England	88%	88%	18%	18%
Healthcare services	Healthscope Pty Ltd	Australia	100%	100%	28%	28%
Fleet management and car rental services	Unidas Locadora S.A.	Brazil	100%	100%	35%	35%
Residential mortgage insurer	Sagen MI Canada Inc.	Canada	100%	100%	41%	41%
Indian non-bank financial services operation	IndoStar Capital Finance Limited	India	56%	56%	20%	20%
Australian residential mortgage lender	La Trobe Financial Services Pty Limited	Australia	100%	100%	35%	40%
Dealer software and technology services operation	CDK Global II LLC	United States	100%	100%	26%	29%
Payment processing services operation	Magnati - Sole Proprietorship L.L.C.	United Arab Emirates	60%	60%	22%	22%
Infrastructure services
Offshore oil services	Altera Infrastructure L.P.	United States	88%	99%	53%	43%
Modular building leasing services	Modulaire Investments 2 S.à r.l.	Luxembourg	100%	100%	28%	28%
Lottery services operation	Scientific Games Holdings LP	United States	100%	100%	33%	36%
Industrials
Water and wastewater operation	BRK Ambiental Participações S.A.	Brazil	70%	70%	26%	26%
Returnable plastic packaging operation	Schoeller Allibert Group B.V.	Netherlands	52%	52%	14%	14%
Natural gas production	Ember Resources Inc.	Canada	100%	100%	46%	46%
Advanced energy storage operation	Clarios Global LP	United States	100%	100%	28%	28%
Solar power solutions	Descarbonize Soluções S.A.	Brazil	100%	100%	35%	35%
Engineered components manufacturing operation	DexKo Global Inc.	United States	100%	100%	33%	34%
The following tables present the gross assets and liabilities as at December 31, 2023 and 2022 as well as gross amounts of revenues, net income (loss), other comprehensive income (loss) and distributions for the years ended December 31, 2023, 2022 and 2021 from the partnership’s investments in material non-wholly owned subsidiaries:

	Year ended December 31, 2023
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$5,983	$28,864	$6,857	$20,507	$29,225	$611	$25	$333	$(1,853)	$5,148
Infrastructure services	1,858	14,787	1,826	10,448	7,448	3,618	(4)	1,995	(1,839)	2,773
Industrials	5,255	21,113	3,630	16,789	14,801	(8)	214	8	(41)	4,137
Total	$13,096	$64,764	$12,313	$47,744	$51,474	$4,221	$235	$2,336	$(3,733)	$12,058

	Year ended December 31, 2022
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$5,829	$28,956	$7,128	$18,896	$31,432	$197	$(344)	$95	$(1,122)	$5,990
Infrastructure services	3,739	18,360	4,277	14,031	7,516	(30)	128	(53)	(1,083)	2,474
Industrials	5,439	20,773	3,540	17,385	14,448	202	76	112	(44)	3,642
Total	$15,007	$68,089	$14,945	$50,312	$53,396	$369	$(140)	$154	$(2,249)	$12,106

	Year ended December 31, 2021
	Total			Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Revenues	Net income (loss)	OCI
Business services	$26,162	$526	$(71)	$351	$(821)	$3,257
Infrastructure services	4,458	(294)	274	(179)	(74)	1,296
Industrials	12,139	1,820	(81)	1,238	(728)	3,513
Total	$42,759	$2,052	$122	$1,410	$(1,623)	$8,066
The following table outlines the composition of accumulated non-controlling interests related to the interest of others presented in the partnership’s consolidated statements of financial position as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Non-controlling interests related to material non-wholly owned subsidiaries
Business services	$5,148	$5,990
Infrastructure services	2,773	2,474
Industrials	4,137	3,642
Total non-controlling interests in material non-wholly owned subsidiaries	$12,058	$12,106
Total individually immaterial non-controlling interests balance	158	729
Total non-controlling interests	$12,216	$12,835